CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Trade sales, services and fees, net	$ 10,964	$ 11,041	$ 9,049
Related party sales	223	180	201
Total revenues	11,187	11,221	9,250
Cost of goods sold	9,146	9,363	7,772
Gross profit	2,041	1,858	1,478
Operating expenses:
Selling, general and administrative	934	916	855
Research and development	152	166	151
Other operating income	(6)	(20)
Restructuring, impairment and plant closing costs	92	167	29
Total expenses	1,172	1,229	1,035
Operating income	869	629	443
Interest expense, net	(238)	(262)	(248)
Equity in income of investment in unconsolidated affiliates	7	8	24
Loss on early extinguishment of debt	(80)	(7)	(37)
Other income	1	2	2
Income from continuing operations before income taxes	559	370	184
Income tax expense	(179)	(113)	(40)
Income from continuing operations	380	257	144
(Loss) income from discontinued operations, net of tax	(7)	(1)	42
Income before extraordinary gain (loss)	373	256	186
Extraordinary gain (loss) on the acquisition of a business, net of tax of nil	2	4	(1)
Net income	375	260	185
Net income attributable to noncontrolling interests	(10)	(7)	(5)
Net income attributable to Huntsman International LLC	$ 365	$ 253	$ 180